UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2005

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  July 25, 2005

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$3,977,783,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany Corp.                COM              017175100    62379   210029 SH       SOLE                   177972             32057
Altera Corporation             COM              021441100   142680  7206056 SH       SOLE                  6464116            741940
Apache                         COM              037411105    74513  1153449 SH       SOLE                  1105029             48420
Baker Hughes Inc.              COM              057224107   182048  3558411 SH       SOLE                  3193077            365334
Berkley W R Corp.              COM              084423102     1830    51298 SH       SOLE                    51298
Blue Nile Inc                  COM              09578R103      778    23800 SH       SOLE                    23800
Burlington Resources           COM              122014103    66519  1204180 SH       SOLE                  1138880             65300
Carmax Inc.                    COM              143130102    24707   927078 SH       SOLE                   828678             98400
Cimarex Energy Co.             COM              171798101    51734  1329577 SH       SOLE                  1095957            233620
Citigroup Inc.                 COM              172967101   119683  2588854 SH       SOLE                  2342000            246854
Comcast Corp.                  COM              20030N101     4199   136908 SH       SOLE                   125098             11810
Comcast Corp. Cl A Special     COM              20030N200   195421  6524894 SH       SOLE                  5861334            663560
Costco Wholesalers Corp        COM              22160K105     7143   159692 SH       SOLE                   144392             15300
Dell Inc.                      COM              24702R101   188240  4770410 SH       SOLE                  4289933            480477
Dolby Laboratories Inc Class A COM              25659T107      331    15000 SH       SOLE                    15000
Encana Corp                    COM              282505104      238     6000 SH       SOLE                     6000
Equity Residential             COM              29476L107    91591  2487535 SH       SOLE                  2222935            264600
Family Dollar Stores Inc.      COM              307000109    19640   752503 SH       SOLE                   577903            174600
Fidelity National Financial In COM              316326107     8157   228543 SH       SOLE                   227073              1470
Kerr McGee                     COM              492386107     3080    40368 SH       SOLE                    35258              5110
L-3 Communications Holdings In COM              502424104   131946  1722989 SH       SOLE                  1525755            197234
Liberty Global Inc.            COM              530555101   205793  4415205 SH       SOLE                  4004911            410294
Liberty Media Corporation New  COM              530718105   202049 19828117 SH       SOLE                 17818693           2009424
Microsoft Corp.                COM              594918104   190584  7672477 SH       SOLE                  6907691            764786
Millipore Corp.                COM              601073109     9616   169500 SH       SOLE                   160400              9100
Montpelier Re Holdings Ltd.    COM              G62185106      864    25000 SH       SOLE                    25000
Nabors Industries Ltd.         COM              G6359F103      261     4300 SH       SOLE                     4300
National Grid Transco PLC (ADR COM              636274102    40711   834750 SH       SOLE                   568250            266500
National Instruments Corp.     COM              636518102    89209  4207954 SH       SOLE                  3749704            458250
Neustar Inc-Class A            COM              64126X201     2560   100000 SH       SOLE                    92200              7800
Newfield Exploration Co.       COM              651290108   157009  3936054 SH       SOLE                  3381654            554400
Noble Energy Inc.              COM              655044105   143381  1895321 SH       SOLE                  1617593            277728
Novartis AG (ADR)              COM              66987V109     5460   115100 SH       SOLE                   115100
Praxair, Inc.                  COM              74005P104    92049  1975301 SH       SOLE                  1886830             88471
Progressive Corp.              COM              743315103   123075  1245572 SH       SOLE                  1121905            123667
Rogers Communications          COM              775109200    42817  1302221 SH       SOLE                  1054304            247917
Sanofi-Aventis (ADR)           COM              80105N105   175180  4273719 SH       SOLE                  3880085            393634
Schlumberger                   COM              806857108    14869   195800 SH       SOLE                   195800
Scottish Re Group Ltd.         COM              G7885T104    11005   453985 SH       SOLE                   421685             32300
St. Paul Travelers             COM              792860108   125118  3165134 SH       SOLE                  2796042            369092
Symantec Corp.                 COM              871503108    38196  1756925 SH       SOLE                  1657225             99700
Talk America Holdings, Inc.    COM              87426R202      150    15000 SH       SOLE                    15000
Teradyne Inc.                  COM              880770102     5092   425415 SH       SOLE                   372415             53000
Texas Instruments              COM              882508104     5866   208960 SH       SOLE                   208960
UnitedHealth Group Inc.        COM              91324P102   254483  4880765 SH       SOLE                  4404351            476414
Verifone Holdings Inc.         COM              92342y109     7860   483700 SH       SOLE                   450800             32900
Vodafone Group PLC (ADR)       COM              92857W100   128802  5296120 SH       SOLE                  5002120            294000
Wachovia Corp.                 COM              929903102   176670  3561892 SH       SOLE                  3206083            355809
Waste Management Inc.          COM              94106L109   182070  6424478 SH       SOLE                  5756178            668300
White Mountains Insurance Grou COM              964126106     6053     9595 SH       SOLE                     9395               200
Willis Group Holdings Ltd.     COM              G96655108   164076  5014556 SH       SOLE                  4552056            462500